UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                       INVESTMENT COMPANIES

          Investment Company Act file number:  811-9521

                      MANAGERS AMG FUNDS
        (Exact name of registrant as specified in charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
       (Address of principal executive offices)  (Zip code)


                     The Managers Funds LLC
         40 Richards Avenue, Norwalk, Connecticut 06854
             (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:        OCTOBER 31, 2003

Date of reporting period:       APRIL 30, 2003


ITEM 1.  REPORT TO SHAREHOLDERS
===============================================================


		          [Logo omitted]

 	       	        Managers AMG Funds




			  FIRST QUADRANT
		     TAX-MANAGED EQUITY FUND
		     -----------------------

			Semi-Annual Report
			  April 30, 2003

	FIRST QUADRANT TAX-MANAGED EQUITY FUND

		Semi-Annual Report
		  April 30, 2003



		TABLE OF CONTENTS
		-----------------






							Begins
							on Page
							-------
Letter to Shareholders					 1

Average Annual Total Returns				 2
 A performance table showing before tax and after tax
  returns

Summary of Industry Weightings and Top Ten Holdings 	 3

Schedule of Portfolio Investments			 4
 Detailed portfolio listings by security type and
  industry sector, as valued at April 30, 2003

Financial Statements:
 Statement of Assets and Liabilities			 8
  Fund balance sheet, net asset value (NAV) per share
   computation and cumulative undistributed amounts

 Statement of Operations				 9
  Detail of sources of income, Fund expenses, and
   realized and unrealized gains (losses) during the
   period

 Statement of Changes in Net Assets			10
  Detail of changes in Fund assets for each period

Financial Highlights					11
 Net asset value per share, total return, expense
  ratios, turnover ratio and net assets

Notes to Financial Statements				12
 Accounting and distribution policies, details of
  agreements and transactions with Fund management
  and affiliates



Letter to Shareholders
------------------------------------------------------------------
Dear Fellow Shareholders:

Few people realize that the old Chinese greeting "May you live in interesting times" was originally meant to be a curse. The past six months have been very interesting, indeed, and it's doubtful that anyone will ever look back upon this period as being "the good old days." However, at least a few things have improved over the past couple months.

For much of 2002, the markets were forced to digest an ever-increasing spate of revelations of corporate mismanagement and fraud. In addition, increasing terrorist activity in the Middle East added political uncertainty to the range of outcomes that investors needed to factor into their forecasts. As 2002 progressed into 2003, investors, it seemed, dispensed with bottom-up fundamentals all together and focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it added to the challenge in that it obscured many of the other important factors that typically drive investment decisions. As military operations commenced in Iraq and proceeded rather quickly to a resolution, at least one large block of uncertainty was lifted and the stock market reacted accordingly. In addition, first quarter earnings results in general seemed to come in better than expected, although it is clear that expectations were extremely conservative. Although there were a few exceptions, the earnings improvements, by and large, seem to have been a result of successful cost cutting as opposed to top-line growth. Nevertheless, this all provided a strong market rally in April that continued into May.

For the six months ended April 30, 2003, First Quadrant Tax-
Managed Equity Fund returned 4.23%. For the same period, the Fund's primary benchmark, the Russell 3000 Index returned 4.93%. A table displaying returns over other time periods both before and after taxes is located on page 2. These positive returns were achieved almost exclusively in the final six weeks of the period as it became clear that the U.S.-led coalition's military objectives would be met swiftly. While we are hopeful that investors will reorient their focus toward companies with fundamental strength, currently it still seems as if stocks are reacting to the news of the moment. Although many uncertainties remain, as companies have been able to significantly reduce their cost structures, even modest improvements in the top-line should translate into solid earnings growth. The timing and strength of an economic recovery remain uncertain.

Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersamg.com. We thank you for your investment.


Sincerely,


[Signature omitted]


Peter M. Lebovitz
President
Managers AMG Funds

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Average Annual Total Returns (unaudited)
------------------------------------------------------------------

	Total Returns Before and After Taxes (1)
------------------------------------------------------------------



					      Periods ended April 30, 2003
					-----------------------------------------
					Six	One	Since		Inception
					Months	Year	Inception	  Date
---------------------------------------------------------------------------------
Before Taxes:
-------------
First Quadrant Tax-Managed Equity Fund 	4.23% 	(15.53)% (8.67)% 	Dec. '00
Russell 3000 Index 			4.93% 	(13.99)% (27.13)%

After Taxes - First Quadrant Tax-Managed
 Equity Fund only:
----------------------------------------
Return After Taxes on Distributions 	3.89% 	(15.80)% (8.79)%
Return After Taxes on Distributions
 and Sale of Fund Shares 		2.59% 	 (9.54)% (6.91)%


						Periods ended March 31, 2003
					-----------------------------------------
					Three	One	Since		Inception
					Months	Year	Inception	  Date
---------------------------------------------------------------------------------
Before Taxes:
-------------
First Quadrant Tax-Managed Equity Fund (1.44)% 	(21.98)% (11.40)% 	Dec. '00
Russell 3000 Index 		       (3.04)% 	(24.66)% (32.63)%

After Taxes - First Quadrant Tax-Managed
 Equity Fund only:
----------------------------------------
Return After Taxes on Distributions    (1.44)% 	(22.23)% (11.53)%
Return After Taxes on Distributions
 and Sale of Fund Shares 	       (0.89)% 	(13.49)%  (9.03)%
---------------------------------------------------------------------------------


Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For more information regarding Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersamg.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Fund. Distributed by Managers Distributors, Inc., member NASD.


(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

		First Quadrant Tax-Managed Equity Fund
			April 30, 2003

------------------------------------------------------------------
Summary of Industry Weightings (unaudited)
------------------------------------------------------------------



				Percentage of 	Percentage of
Major Sectors 			Net Assets	Russell 3000
----------------------------	-------------	--------------
Financials 			22.6 % 		21.7 %
Consumer Discretionary 		21.3 		13.9
Health Care 			14.9 		15.3
Information Technology 		14.3 		14.7
Industrials 			 6.9 		11.1
Consumer Staples		 6.5		 8.2
Energy				 5.2		 5.6
Utilities			 3.4		 3.2
Telecommunication Services	 3.3		 3.4
Materials			 1.4		 2.9
Other				 0.2		 0.0


------------------------------------------------------------------
Top Ten Holdings (unaudited)
------------------------------------------------------------------


				Percentage of
Security Name 			Net Assets
----------------------------	-------------
Microsoft Corp.* 		4.0 %
Walt Disney Co., The* 		3.7
Procter & Gamble Co., The* 	3.2
Pfizer, Inc. 			3.1
Simon Property Group, Inc. 	2.9
FedEx Corp.* 			2.9
Johnson & Johnson 		2.8
UnitedHealth Group, Inc. 	2.4
Pioneer Natural Resources Co.* 	2.0
Annaly Mortgage Management,
 Inc.* 				1.9
			       -------
Top Ten as a Group             28.9 %
			       -------

* Top Ten Holding at October 31, 2002

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments
April 30, 2003 (unaudited)
------------------------------------------------------------------

					Value 		Shares
Common Stocks - 99.8%
 Consumer Discretionary - 21.3%
  Amazon.com, Inc.* 			   700 (2)	$  20,069
  AOL Time Warner, Inc.* 		 2,600 		   35,568
  Autozone, Inc.*			   300		   24,243
  Brinker International, Inc.*		 2,500		   79,375
  Comcast Corp. - Class A*		 5,258 		  167,783
  Comcast Corp. - Special Class A*	 5,300		  159,318
  EchoStar Communications Corp.*	 2,000 (2)	   59,920
  General Motors Corp.			 3,400		  122,570
  General Motors Corp. - Class H* 	15,000		  177,000
  Hilton Hotels Corp.			 7,500		   99,900
  Hollinger International, Inc.		 7,600		   70,680
  Home Depot, Inc.			 5,500		  154,714
  IHOP Corp.				 2,000		   52,600
  Knight-Ridder, Inc.			 1,500		   96,825
  Liberty Media Corp.*			 3,000		   33,000
  Lowe's Co., Inc.			   900		   39,500
  Marriott International, Inc.		 4,000		  143,640
  Neiman-Marcus Group, Inc. - Class A*	 1,400		   44,870
  Neiman-Marcus Group, Inc. - Class B* 	   400		   12,040
  Shaw Communications, Inc.		 5,500		   66,440
  Walt Disney Co., The			22,000		  410,520
  Viacom, Inc.*				 1,000		   43,410
  Wal-Mart Stores, Inc.			 1,100		   61,952
  Yum! Brands, Inc.*			 6,400		  158,080
							---------
     Total Consumer Discretionary			2,334,017
							---------
 Consumer Staples - 6.5%
  Anheuser-Busch Cos., Inc.		   900		   44,892
  Clorox Co.				   200		    9,044
  CVS Corp.				   800		   19,368
  General Mills, Inc.			 1,800		   81,198
  PepsiAmericas, Inc.			 1,000		   12,490
  PepsiCo, Inc.				 1,600		   69,248
  Procter & Gamble Co. 			 3,900		  350,415
  Ralcorp Holdings, Inc.*		 2,800		   69,720
  Ruddick Corp. 4,000 53,240
  Safeway, Inc.*			   300		    4,986
							---------
      Total Consumer Staples				  714,601
							---------
 Energy - 5.2%
  ChevronTexaco Corp.			   600		   37,686
  EXCO Resources, Inc.*			 2,500		   44,050
  Exxon Mobil Corp.		         4,768 		  167,834
  FMC Technologies, Inc.*		 2,200		   41,404
  Nabors Industries, Ltd.*		   500		   19,600
  Pioneer Natural Resources Co.*	 9,000		  215,280
  Premcor, Inc.*			 2,000		   44,580
							---------
      Total Energy					  570,434
							---------
 Financials - 22.6%
  Alexandria Real Estate Equities, Inc.	 1,200		   50,760



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------


					Value 		Shares

 Financials (continued)
  American International Group, Inc.	   231		$  13,386
  Annaly Mortgage Management, Inc.      11,200		  212,800
  AON Corp.				 7,000		  155,120
  Bank of America Corp.			 1,000		   74,050
  Brascan Corp.				 1,700		   38,267
  Capital One Financial Corp.		   300		   12,561
  Catellus Development Corp.*		 4,700		   99,546
  Chelsea Property Group, Inc.		 1,300		   51,558
  Entertainment Properties Trust	 1,700		   45,815
  Fannie Mae				   900		   65,151
  Forest City Enterprises, Inc.- Class A 3,000		  109,650
  Forest City Enterprises, Inc. - Class B  150		    5,513
  Freddie Mac				   700		   40,530
  Golden West Financial Corp.		 1,200		   90,504
  Greenpoint Financial Corp.		 2,700		  128,952
  iStar Financial, Inc.			   900		   26,937
  JPMorgan Chase & Co.			 1,300		   38,155
  M&T Bank Corp.			   700		   59,129
  Macerich Co., The			 1,000		   33,000
  Merrill Lynch & Co., Inc.		 2,500		  102,625
  Metlife, Inc.				   700		   20,111
  Mony Group Inc., The			 2,200		   51,106
  North Fork Bancorporation, Inc.	   400		   12,944
  Plum Creek Timber Co., Inc.		 4,100		   95,366
  Prudential Financial, Inc.		 1,500		   47,955
  Radian Group, Inc.			   200		    7,940
  Simon Property Group, Inc.		 8,700		  319,464
  Travelers Property Casualty Corp.	 8,600		  139,750
  US Bancorp				 4,308		   95,422
  Wachovia Corp.			   500		   19,105
  Washington Mutual, Inc.		 4,700		  185,650
  Wells Fargo & Co.			   500		   24,130
							---------
       Total Financials					2,472,952
							---------
 Health Care - 14.9%
  Anthem, Inc.*				 2,300		  157,872
  Bristol-Myers Squibb Co.		 2,550		   65,127
  Express Scripts, Inc.*		   900		   53,064
  Genentech, Inc.*			   600		   22,794
  Health Net, Inc.*			   500		   13,045
  Johnson & Johnson			 5,400		  304,344
  Medtronic, Inc.			   700		   33,418
  Merck & Co., Inc.			 2,000		  116,360
  Mylan Laboratories, Inc.		 4,100		  115,907
  NCS Healthcare, Inc. - Class A	10,000		    3,510
  Pfizer, Inc.				10,920		  335,790
  Quest Diagnostics, Inc.*		   700		   41,825
  UnitedHealth Group, Inc.		 2,800		  257,964
  WellPoint Health Networks, Inc.*	 1,400		  106,316
							---------
       Total Health Care				1,627,336
							---------
 Industrials - 6.9%
  Automatic Data Processing, Inc.	   500		   16,815
  Checkfree Corp.*			   400 (2)	   11,028



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------


					Value 		Shares

 Industrials (continued)
  Chicago Bridge & Iron Co. N.V.	 3,000		$  60,000
  FedEx Corp.				 5,300		  317,364
  General Electric Co.			 3,000		   88,350
  Genlyte Group, Inc.*			   300		   11,316
  ProBusiness Services, Inc.*		 6,500		   91,585
  Waste Management, Inc.		 7,200		  156,384
							---------
      Total Industrials					  752,842
							---------
 Information Technology - 14.3%
  Advanced Micro Devices, Inc.*		10,300		   76,632
  Affiliated Computer Services, Inc. -
   Class A*				 1,000		   47,700
  Altera Corp*				 3,100		   49,011
  Analog Devices, Inc.*			   500		   16,560
  Applied Materials, Inc.*		   600		    8,760
  Cisco Systems, Inc.*			 3,000		   45,120
  Dell Computer Corp.*			 2,400		   69,384
  EMC Corp.*				 6,600		   59,994
  Integrated Device Technology, Inc.*	   900		    9,297
  Intel Corp. 2,700 49,680
  Kla-Tencor Corp.*			   800		   32,800
  Maxim Integrated Products, Inc.	 1,400		   55,006
  Micron Technology, Inc.*		 3,400		   28,900
  Microsoft Corp.			16,940		  433,156
  Motorola, Inc.			   800		    6,328
  NCR Corp.*				 5,100		  111,792
  Oracle Corp.*				 1,000		   11,880
  Qualcomm, Inc.			 1,500		   47,835
  Rambus, Inc.*			 	 8,500		  121,550
  Sanmina Corp.*			 2,400		   11,520
  Texas Instruments, Inc.		 2,100		   38,829
  VeriSign, Inc.* 			17,000		  211,140
  Western Digital Corp.* 		 2,700		   25,191
							---------
      Total Information Technology 			1,568,065
							---------
 Materials - 1.4%
  Alcoa, Inc.				   600		   13,758
  Deltic Timber Corp.			   100		    2,446
  Monsanto Co.				   409		    7,117
  Rayonier, Inc.			 1,800		   90,648
  Texas Industries, Inc. 		 2,200		   43,428
							---------
       Total Materials					  157,397
							---------
 Telecommunication Services - 3.3%
  AT&T Wireless Services, Inc.*		 2,200		   14,212
  Level 3 Communications, Inc.*		18,500 (2) 	  105,820
  SBC Communications, Inc.		 2,432		   56,812
  Telephone & Data Systems, Inc.	 2,800		  120,652
  Verizon Communications, Inc.		 1,754		   65,565
							---------
       Total Telecommunication Services			  363,061							---------

 Utilities - 3.4%
  American Electric Power Co., Inc.	 7,000		  184,660
  Kinder Morgan Energy Partners L.P.	   800		   31,288


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------

					Value 		Shares
 Utilities (continued)
  Texas Genco Holdings, Inc.		 8,900		$ 154,860
							---------
       Total Utilities					  370,808
							---------
Total Common Stocks
 (cost $10,380,405) 				       10,931,513
						       ----------
Short-Term Investments - 2.1% (1)
 Bank of New York Institutional Cash
  Reserves Fund, 1.34% (3) 		199,022 	  199,022
 JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.11% 	 32,612 	   32,612

Total Short-Term Investments
 (cost $231,634) 			231,634 	  231,634
						       ----------
Total Investments - 101.9%
 (cost $10,612,039)				       11,163,147

Other Assets, less Liabilities - (1.9)%			(204,999)
						       ----------
Net Assets - 100.0% 				      $10,958,148
						       ==========



Note: Based on the approximate cost of investments of $9,798,656 for Federal income tax purposes at April 30, 2003, the aggregate gross unrealized appreciation and depreciation were $1,684,671 and $320,180, respec-tively, resulting in net unrealized appreciation of investments of $1,364,491.

* Non-income-producing securities.

(1) Yield shown for each investment company represents the April
    30, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(2) Some or all of these shares were out on loan to various brokers as of April 30, 2003, amounting to a market value of $191,995, or approximately 1.8% of net assets.

(3) Collateral received from brokers for securities lending was invested in this short-term investment.



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Statement of Assets and Liabilities
April 30, 2003 (unaudited)
------------------------------------------------------------------


Assets:
-------
 Investments at value				$ 11,163,147
 Dividends, interest and other receivables	       8,815
 Prepaid expenses				      13,934
						------------
    Total assets				  11,185,896
						------------
Liabilities:
------------
 Payable upon return of securities loaned	     199,022
 Accrued expenses:
  Custodian fees				      16,565
  Professional fees				      10,807
  Other						       1,354
						------------
    Total liabilities				     227,748
						------------

Net Assets					$ 10,958,148
						============

 Shares outstanding				   1,370,267
						------------
 Net asset value, offering and redemption
  price per share				       $8.00
						    ========
Net Assets Represent:
---------------------
 Paid-in capital				$ 12,325,154
 Undistributed net investment income		      36,143
 Accumulated net realized loss from investments	  (1,954,257)
 Net unrealized appreciation of investments	     551,108
						------------
Net Assets					$ 10,958,148
						============

   Investments at cost				$ 10,612,039
						------------





The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Statement of Operations
For the six months ended April 30, 2003 (unaudited)
------------------------------------------------------------------



Investment Income:
------------------
 Dividend income 			$ 100,519
 Interest income			    1,557
 Securities lending fees		      260
 Foreign withholding tax		      (71)
					----------
    Total investment income		  102,265
					----------
Expenses:
---------
 Investment advisory and management fees   41,318
 Custodian				   18,798
 Transfer agent				   11,426
 Registration fees			    9,576
 Professional fees			    9,250
 Trustees fees				      949
 Miscellaneous				      793
					----------
 Total expenses before expense offsets     92,110

 Less: Expense reimbursement 		  (43,487)
					----------
 Net expenses 				   48,623
					----------
 Net investment income			   53,642
					----------

Net Realized and Unrealized Gain (Loss):
----------------------------------------
 Net realized loss on investments 	 (581,071)
 Net unrealized appreciation of
  investments 				  965,382
					----------
 Net realized and unrealized gain	  384,311
					----------
 Net Increase in Net Assets
  Resulting from Operations 		$ 437,953
					==========



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Statement of Changes in Net Assets
------------------------------------------------------------------


				For the			For the fiscal
				six months ended	year ended
				April 30, 2003		October 31, 2002
				(unaudited)
				-------------------	-----------------

Increase (Decrease) in Net Assets
 From Operations:
---------------------------------
  Net investment income		$    53,642 		$    58,732
  Net realized loss on investments (581,071) 		   (788,178)
  Net unrealized appreciation
   (depreciation) of investments    965,382 		   (530,123)
				    -------		   ---------
  Net increase (decrease) in net
   assets resulting from operations 437,953		 (1,259,569)
				    -------		 -----------
Distributions to Shareholders:
------------------------------
 From net investment income	    (76,252)			-
				    --------		 -----------
 From Capital Share Transactions:
 --------------------------------
  Proceeds from the sale of shares 3,455,436               4,147,816
  Purchase in-kind			- 		   2,547,294
  Net asset value of shares issued in
   connection with reinvestment of
   dividends			      49,445 			-

  Cost of shares repurchased      (1,447,272) 		  (1,218,588)
				  -----------		  -----------
  Net increase from capital share
   transactions			   2,057,609		   5,476,522
				  -----------		  -----------
Total increase in net assets       2,419,310 		   4,216,953
				  -----------		  -----------
Net Assets:
-----------
 Beginning of period               8,538,838               4,321,885
				  ----------		  ----------
  End of period			$ 10,958,148 		 $ 8,538,838
				============		 ===========

End of period undistributed
 net investment income 		$     36,143 		 $    58,753
				------------		 -----------
Share Transactions:
-------------------
 Sale of shares 		     449,315		     468,176
 Shares purchased in-kind	        - 		     288,155
 Shares issued in connection with
  reinvestment of dividends 	       6,405 			-
 Shares repurchased 		    (187,998) 		    (138,989)
				    ---------		    ---------
 Net increase in shares		     267,722 		     617,342
				     =======		     =======
---------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Financial Highlights
For a share of capital stock outstanding throughout each fiscal period
------------------------------------------------------------------




				For the six 	For the fiscal 	For the
				months ended 	year ended 	period* ended
				April 30, 2003 	October 31, 	October 31,
				(unaudited) 	2002 		2001
				--------------	--------------	---------------
Net Asset Value, Beginning
 of Period 			$7.74 		$8.91 		$10.00
				-----		-----		------
Income from Investment
  Operations:
----------------------
 Net investment income		 0.03		 0.06		  0.01

Net realized and unrealized
 gain (loss) on investments	 0.29 		(1.23) 		 (1.10)
				-----		------		 ------
Total from investment operations 0.32 		(1.17)		 (1.09)
				-----		------		 ------
Less Distributions to
  Shareholders from:
---------------------
Net investment income 		(0.06)		    -		     -
				-----		 -----		  -----
Net Asset Value, End of Period 	$8.00 		 $7.74 		  $8.91
				=====		 =====		  =====
--------------------------------------------------------------------------------
Total Return (a)		 4.23% (b)     (13.13)%        (10.90)% (b)

Ratio of net expenses to
 average net assets		 1.00% (c)	 1.00%		 1.00% (c)

Ratio of net investment income
 to average net assets		 1.10% (c)	 0.91%		 0.29% (c)

Portfolio turnover		   57% (b)	  101%		  191% (b)

Net assets at end of period
 (000's omitted)	        $10,958		$8,539 		 $4,322
--------------------------------------------------------------------------------
Expense Offsets (d)
-------------------
Ratio of total expenses to
 average net assets		 1.89% (c)	 2.55% 		 4.49% (c)

Ratio of net investment income
 (loss) to average net assets	 0.21% (c) 	(0.63)% 	(3.20)% (c)
--------------------------------------------------------------------------------


* Commencement of operations was on December 18, 2000.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.

(b) Not annualized.

(c) Annualized.

(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

------------------------------------------------------------------
First Quadrant Tax-Managed Equity Fund
Notes to Financial Statements
April 30, 2003
------------------------------------------------------------------
(1) Summary of Significant Accounting Policies
----------------------------------------------
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is First Quadrant Tax-Managed Equity Fund (the "Fund").

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to the Fund are apportioned among the Funds in the Trust and, in some cases, other affiliated funds based upon their

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
relative average net assets or number of shareholders.

The Fund has a "balance credit" agreement with The Bank of New York ("BNY"), the Fund's custodian, whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended April 30, 2003, the custody expense was not reduced under this arrangement.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
-----------------
The Fund intends to comply with the requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
As of April 30, 2003, the Fund had accumulated net realized capital loss carryovers of $583,101 and $786,798. These amounts may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2009 and 2010, respectively.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2003, two unaffiliated shareholders (omnibus accounts) together held 40% of the outstanding shares of the Fund. Each account individually held greater than 10% of the outstanding shares of the Fund.

(h) Repurchase Agreements
-------------------------
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The
Managers Funds LLC. The Fund's investment portfolio is managed by First Quadrant, L.P. ("First Quadrant"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and First Quadrant with respect to the Fund. AMG indirectly owns a majority interest in First Quadrant. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Fund is obligated by its Investment Management Agreement to pay a monthly management fee to the Investment Manager at an annual rate of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through March 1, 2004, to reimburse the Fund to the extent total operating expenses (excluding interest, taxes, brokerage, organization expenses and other capitalized expenses and extraordinary expenses) of the Fund exceed 1.00% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund's total operating expenses in any such future year to exceed 1.00% of the Fund's average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, First Quadrant from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At April 30, 2003, the cumulative amount of unreimbursed expenses for the Fund is $221,937.

------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Fund has entered into a distribution agreement with MDI to act as distributor of the Fund. The Fund has adopted a distribution plan to pay for the marketing of the Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees may authorize payments to MDI at an annual rate of up to 0.25% of the Fund's average daily net assets. The Trustees have not authorized the payment of any such fees to date.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2003 were $7,973,563 and $5,566,054, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned
-------------------------------
The Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

(5) Pending Fund Reorganization
-------------------------------
At a meeting held on March 14, 2003, the Fund's Board of Trustees approved the reorganization (the "Reorganization") of the Fund with Managers U.S. Stock Market Plus Fund (the "SMP Fund"), a series of Managers Trust II. Consummation of the Reorganization is contingent upon approval by the SMP Fund's shareholders of proposals (the "Proposals") that would replace the SMP Fund's current investment objectives, policies and advisory arrangements with investment objectives, policies and advisory arrangements substantially the same as those of the Fund. If SMP Fund shareholders approve the Proposals, the surviving fund, following the Reorganization, will operate under investment objectives, policies and advisory arrangements substantially the same as those currently in place for the Fund. Shareholders of the Fund will benefit from fixed costs spread over a larger asset base and, over time, economies of scale could decrease the Fund's operating expenses. If SMP shareholders approval the Proposals, the Reorganization is currently expected to take place at the close of business on July 31, 2003.

			[Logo omitted]

		      Managers AMF Funds


Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
-----------
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena, California 91101

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.

		www.managersamg.com
	       www.managersfunds.com

ITEM 2.  CODE OF ETHICS
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).



ITEMS 4-6.  [RESERVED]
===============================================================



ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.



ITEM 8.  [RESERVED]
===============================================================



ITEM 9.  CONTROLS AND PROCEDURES
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.



ITEM 10. EXHIBITS
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                             SIGNATURES
                             ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:     /s/ Peter M. Lebovitz
        ----------------------------
        Peter M. Lebovitz, President


Date:   June 20, 2003
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Peter M. Lebovitz
        ----------------------------
	Peter M. Lebovitz, President


Date:   June 20, 2003
        --------------


By:     /s/ Galan G. Daukas
        ----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:   June 20, 2003
        --------------